Related party transactions - Summary of Stock Options, Share-based Awards and Shares Held by Key Management Personnel, Directors and Their Close Family Members (Detail) $ in Millions	Oct. 31, 2024 CAD ($) shares	Oct. 31, 2023 CAD ($) shares	Oct. 31, 2022 shares
Disclosure of transactions between related parties [line items]
Number of units held, stock options	7,375,000	7,767,000	7,509,000
Number of stock options, stock awards and shares held by key management personnel, Directors and their close family members	79,445	32,958
Value of stock options, stock awards and shares held by key management personnel, Directors and their close family members | $	$ 12	$ 4
Key management personnel and directors and their close family members [member]
Disclosure of transactions between related parties [line items]
Number of units held, stock options	2,891,158	2,805,471
Number of units held, other non-option share-based awards	1,108,143	991,909
Number of units held, RBC common and preferred shares	208,721	181,648
Number of stock options, stock awards and shares held by key management personnel, Directors and their close family members	4,208,022	3,979,028
Stock options, value | $	$ 161	$ 26
Other non-option share-based awards, value | $	185	110
RBC common and preferred shares, value | $	35	20
Value of stock options, stock awards and shares held by key management personnel, Directors and their close family members | $	$ 381	$ 156